Auditor's remuneration (Tables)	12 Months Ended
Dec. 31, 2022
Auditor's remuneration
Schedule of auditor's remuneration

	2022	2021	2020
	£m	£m	£m
Fees payable for :
- the audit of NatWest Group’s annual accounts (1)	4.7	4.4	4.7
- the audit of NatWest Group plc’s subsidiaries (1)	31.9	29.6	30.6
- audit-related assurance services (1,2)	3.9	5.3	4.7
Total audit and audit-related assurance services fees	40.5	39.3	40.0

Other assurance services	1.2	0.4	0.6
Corporate finance services (3)	0.5	0.5	0.4
Total other services	1.7	0.9	1.0

(1)	The 2022 audit fee was approved by the Group Audit Committee. At 31 December 2022, £16 million has been billed and £13 million paid in respect of the 2022 NatWest Group audit fees.
(2)

Comprises fees of £1.1 million (2021 - £1.1 million) in relation to reviews of interim financial information, £2.3 million (2021 - £3.5 million) in respect of reports to NatWest Group’s regulators in the UK and overseas, and £0.4 million (2021 - £0.7 million) in relation to non-statutory audit opinions.

(3)	Comprises fees of £0.5 million (2021 - £0.5 million) in respect of work performed by the auditors as reporting accountants on debt and equity issuances undertaken by NatWest Group.